Operating Segment Data Summary of Depreciation and Amortization Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Segment Reporting Information [Line Items]
Accumulated Depreciation, Depletion and Amortization, Period Increase (Decrease)	$ 95,183	$ 87,067	$ 61,610
Amortization of Debt Issuance Costs	3,905	4,002	2,763
5.11 Tactical
Segment Reporting Information [Line Items]
Accumulated Depreciation, Depletion and Amortization, Period Increase (Decrease)	21,477	39,934	23,414
Foam Fabricators
Segment Reporting Information [Line Items]
Accumulated Depreciation, Depletion and Amortization, Period Increase (Decrease)	10,712	0	0
Ergobaby
Segment Reporting Information [Line Items]
Accumulated Depreciation, Depletion and Amortization, Period Increase (Decrease)	8,493	11,419	7,769
Liberty
Segment Reporting Information [Line Items]
Accumulated Depreciation, Depletion and Amortization, Period Increase (Decrease)	1,541	1,657	2,758
Crosman
Segment Reporting Information [Line Items]
Accumulated Depreciation, Depletion and Amortization, Period Increase (Decrease)	12,119	7,726	0
ACI
Segment Reporting Information [Line Items]
Accumulated Depreciation, Depletion and Amortization, Period Increase (Decrease)	3,160	3,323	3,476
Arnold [Member]
Segment Reporting Information [Line Items]
Accumulated Depreciation, Depletion and Amortization, Period Increase (Decrease)	6,229	6,428	9,079
Sterno Products
Segment Reporting Information [Line Items]
Accumulated Depreciation, Depletion and Amortization, Period Increase (Decrease)	26,969	11,573	11,549
Corporate
Segment Reporting Information [Line Items]
Amortization of Debt Issuance Costs	4,483	5,007	3,565
Operating Segments
Segment Reporting Information [Line Items]
Accumulated Depreciation, Depletion and Amortization, Period Increase (Decrease)	$ 90,700	$ 82,060	$ 58,045